Shareholder Report, Holdings (Details)	Apr. 30, 2026
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.26%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	34.18%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	12.56%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.26%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	34.18%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	12.56%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.26%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	34.18%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	12.56%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.26%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	34.18%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	12.56%
Kotak India Equity Fund | Investor Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.33%
Kotak India Equity Fund | Investor Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Kotak India Equity Fund | Investor Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.71%
Kotak India Equity Fund | Investor Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Kotak India Equity Fund | Investor Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Kotak India Equity Fund | Investor Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Kotak India Equity Fund | Investor Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Kotak India Equity Fund | Investor Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Kotak India Equity Fund | Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Kotak India Equity Fund | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Kotak India Equity Fund | Investor Shares | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund | Investor Shares | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Investor Shares | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Kotak India Equity Fund | Investor Shares | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Kotak India Equity Fund | Investor Shares | Shriram Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Kotak India Equity Fund | Investor Shares | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Kotak India Equity Fund | Investor Shares | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Kotak India Equity Fund | Investor Shares | UNO Minda, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Kotak India Equity Fund | Investor Shares | Mahindra & Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Kotak India Equity Fund | Investor Shares | Bharat Electronics, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Kotak India Equity Fund | Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Kotak India Equity Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.33%
Kotak India Equity Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Kotak India Equity Fund | Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.71%
Kotak India Equity Fund | Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Kotak India Equity Fund | Class A | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Kotak India Equity Fund | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Kotak India Equity Fund | Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Kotak India Equity Fund | Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Kotak India Equity Fund | Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Kotak India Equity Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Kotak India Equity Fund | Class A | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund | Class A | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class A | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Kotak India Equity Fund | Class A | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Kotak India Equity Fund | Class A | Shriram Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Kotak India Equity Fund | Class A | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Kotak India Equity Fund | Class A | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Kotak India Equity Fund | Class A | UNO Minda, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Kotak India Equity Fund | Class A | Mahindra & Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Kotak India Equity Fund | Class A | Bharat Electronics, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Kotak India Equity Fund | Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Kotak India Equity Fund | Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.33%
Kotak India Equity Fund | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Kotak India Equity Fund | Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.71%
Kotak India Equity Fund | Class C | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Kotak India Equity Fund | Class C | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Kotak India Equity Fund | Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Kotak India Equity Fund | Class C | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Kotak India Equity Fund | Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Kotak India Equity Fund | Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Kotak India Equity Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Kotak India Equity Fund | Class C | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund | Class C | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class C | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Kotak India Equity Fund | Class C | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Kotak India Equity Fund | Class C | Shriram Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Kotak India Equity Fund | Class C | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Kotak India Equity Fund | Class C | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Kotak India Equity Fund | Class C | UNO Minda, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Kotak India Equity Fund | Class C | Mahindra & Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Kotak India Equity Fund | Class C | Bharat Electronics, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Kotak India Equity Fund | Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Kotak India Equity Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.33%
Kotak India Equity Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Kotak India Equity Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.71%
Kotak India Equity Fund | Class I | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Kotak India Equity Fund | Class I | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Kotak India Equity Fund | Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Kotak India Equity Fund | Class I | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Kotak India Equity Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Kotak India Equity Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Kotak India Equity Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Kotak India Equity Fund | Class I | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund | Class I | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class I | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Kotak India Equity Fund | Class I | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Kotak India Equity Fund | Class I | Shriram Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Kotak India Equity Fund | Class I | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Kotak India Equity Fund | Class I | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Kotak India Equity Fund | Class I | UNO Minda, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Kotak India Equity Fund | Class I | Mahindra & Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Kotak India Equity Fund | Class I | Bharat Electronics, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Kotak India Equity Fund | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Kotak India Equity Fund | Class II | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.33%
Kotak India Equity Fund | Class II | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Kotak India Equity Fund | Class II | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.71%
Kotak India Equity Fund | Class II | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.76%
Kotak India Equity Fund | Class II | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Kotak India Equity Fund | Class II | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class II | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Kotak India Equity Fund | Class II | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Kotak India Equity Fund | Class II | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Kotak India Equity Fund | Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Kotak India Equity Fund | Class II | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Kotak India Equity Fund | Class II | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Kotak India Equity Fund | Class II | Reliance Industries, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.25%
Kotak India Equity Fund | Class II | Bharti Airtel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Kotak India Equity Fund | Class II | Bajaj Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Kotak India Equity Fund | Class II | Shriram Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Kotak India Equity Fund | Class II | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Kotak India Equity Fund | Class II | Max Healthcare Institute, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Kotak India Equity Fund | Class II | UNO Minda, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Kotak India Equity Fund | Class II | Mahindra & Mahindra, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Kotak India Equity Fund | Class II | Bharat Electronics, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Kotak India Equity Fund | Class II | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.90%
ALPS Global Opportunity Fund | Investor Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	69.58%
ALPS Global Opportunity Fund | Investor Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.07%
ALPS Global Opportunity Fund | Investor Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS Global Opportunity Fund | Investor Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Global Opportunity Fund | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ALPS Global Opportunity Fund | Investor Shares | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.74%
ALPS Global Opportunity Fund | Investor Shares | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS Global Opportunity Fund | Investor Shares | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Global Opportunity Fund | Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.44%
ALPS Global Opportunity Fund | Investor Shares | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS Global Opportunity Fund | Investor Shares | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Global Opportunity Fund | Investor Shares | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.21%
ALPS Global Opportunity Fund | Investor Shares | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS Global Opportunity Fund | Investor Shares | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS Global Opportunity Fund | Investor Shares | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
ALPS Global Opportunity Fund | Investor Shares | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.71%
ALPS Global Opportunity Fund | Investor Shares | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	3.64%
ALPS Global Opportunity Fund | Investor Shares | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	3.63%
ALPS Global Opportunity Fund | Investor Shares | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.68%
ALPS Global Opportunity Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	69.58%
ALPS Global Opportunity Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.07%
ALPS Global Opportunity Fund | Class A | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS Global Opportunity Fund | Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Global Opportunity Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ALPS Global Opportunity Fund | Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.74%
ALPS Global Opportunity Fund | Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS Global Opportunity Fund | Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Global Opportunity Fund | Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.44%
ALPS Global Opportunity Fund | Class A | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS Global Opportunity Fund | Class A | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Global Opportunity Fund | Class A | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.21%
ALPS Global Opportunity Fund | Class A | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS Global Opportunity Fund | Class A | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS Global Opportunity Fund | Class A | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
ALPS Global Opportunity Fund | Class A | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.71%
ALPS Global Opportunity Fund | Class A | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	3.64%
ALPS Global Opportunity Fund | Class A | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	3.63%
ALPS Global Opportunity Fund | Class A | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.68%
ALPS Global Opportunity Fund | Class C | Financials
Holdings [Line Items]
Percent of Net Asset Value	69.58%
ALPS Global Opportunity Fund | Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.07%
ALPS Global Opportunity Fund | Class C | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS Global Opportunity Fund | Class C | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Global Opportunity Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ALPS Global Opportunity Fund | Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.74%
ALPS Global Opportunity Fund | Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS Global Opportunity Fund | Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Global Opportunity Fund | Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.44%
ALPS Global Opportunity Fund | Class C | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS Global Opportunity Fund | Class C | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Global Opportunity Fund | Class C | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.21%
ALPS Global Opportunity Fund | Class C | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS Global Opportunity Fund | Class C | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS Global Opportunity Fund | Class C | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
ALPS Global Opportunity Fund | Class C | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.71%
ALPS Global Opportunity Fund | Class C | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	3.64%
ALPS Global Opportunity Fund | Class C | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	3.63%
ALPS Global Opportunity Fund | Class C | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.68%
ALPS Global Opportunity Fund | Class I | Financials
Holdings [Line Items]
Percent of Net Asset Value	69.58%
ALPS Global Opportunity Fund | Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.07%
ALPS Global Opportunity Fund | Class I | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS Global Opportunity Fund | Class I | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Global Opportunity Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ALPS Global Opportunity Fund | Class I | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.74%
ALPS Global Opportunity Fund | Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS Global Opportunity Fund | Class I | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Global Opportunity Fund | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.44%
ALPS Global Opportunity Fund | Class I | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS Global Opportunity Fund | Class I | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Global Opportunity Fund | Class I | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.21%
ALPS Global Opportunity Fund | Class I | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS Global Opportunity Fund | Class I | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS Global Opportunity Fund | Class I | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
ALPS Global Opportunity Fund | Class I | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.71%
ALPS Global Opportunity Fund | Class I | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	3.64%
ALPS Global Opportunity Fund | Class I | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	3.63%
ALPS Global Opportunity Fund | Class I | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.68%
ALPS Global Opportunity Fund | Class R | Financials
Holdings [Line Items]
Percent of Net Asset Value	69.58%
ALPS Global Opportunity Fund | Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.07%
ALPS Global Opportunity Fund | Class R | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS Global Opportunity Fund | Class R | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Global Opportunity Fund | Class R | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
ALPS Global Opportunity Fund | Class R | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.74%
ALPS Global Opportunity Fund | Class R | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.05%
ALPS Global Opportunity Fund | Class R | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Global Opportunity Fund | Class R | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.44%
ALPS Global Opportunity Fund | Class R | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS Global Opportunity Fund | Class R | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Global Opportunity Fund | Class R | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.21%
ALPS Global Opportunity Fund | Class R | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS Global Opportunity Fund | Class R | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS Global Opportunity Fund | Class R | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
ALPS Global Opportunity Fund | Class R | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.71%
ALPS Global Opportunity Fund | Class R | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	3.64%
ALPS Global Opportunity Fund | Class R | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	3.63%
ALPS Global Opportunity Fund | Class R | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.68%
ALPS Balanced Opportunity Fund | Investor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.88%
ALPS Balanced Opportunity Fund | Investor Class | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Balanced Opportunity Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.69%
ALPS Balanced Opportunity Fund | Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.88%
ALPS Balanced Opportunity Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Balanced Opportunity Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.69%
ALPS Balanced Opportunity Fund | Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.88%
ALPS Balanced Opportunity Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Balanced Opportunity Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.69%
ALPS Balanced Opportunity Fund | Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.88%
ALPS Balanced Opportunity Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.43%
ALPS Balanced Opportunity Fund | Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.69%
ALPS Asset Allocation Growth & Income | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.67%
ALPS Asset Allocation Growth & Income | Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	89.06%
ALPS Asset Allocation Growth & Income | Investor Shares | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	53.18%
ALPS Asset Allocation Growth & Income | Investor Shares | International Equity
Holdings [Line Items]
Percent of Net Asset Value	17.64%
ALPS Asset Allocation Growth & Income | Investor Shares | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.82%
ALPS Asset Allocation Growth & Income | Investor Shares | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Investor Shares | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.55%
ALPS Asset Allocation Growth & Income | Investor Shares | ALPS Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	17.08%
ALPS Asset Allocation Growth & Income | Investor Shares | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Investor Shares | iShares® Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.73%
ALPS Asset Allocation Growth & Income | Investor Shares | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.77%
ALPS Asset Allocation Growth & Income | Investor Shares | iShares® Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Asset Allocation Growth & Income | Investor Shares | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS Asset Allocation Growth & Income | Investor Shares | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	5.49%
ALPS Asset Allocation Growth & Income | Investor Shares | Vanguard® Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.19%
ALPS Asset Allocation Growth & Income | Investor Shares | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS Asset Allocation Growth & Income | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.67%
ALPS Asset Allocation Growth & Income | Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	89.06%
ALPS Asset Allocation Growth & Income | Class A | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	53.18%
ALPS Asset Allocation Growth & Income | Class A | International Equity
Holdings [Line Items]
Percent of Net Asset Value	17.64%
ALPS Asset Allocation Growth & Income | Class A | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.82%
ALPS Asset Allocation Growth & Income | Class A | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Class A | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.55%
ALPS Asset Allocation Growth & Income | Class A | ALPS Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	17.08%
ALPS Asset Allocation Growth & Income | Class A | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Class A | iShares® Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.73%
ALPS Asset Allocation Growth & Income | Class A | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.77%
ALPS Asset Allocation Growth & Income | Class A | iShares® Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Asset Allocation Growth & Income | Class A | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS Asset Allocation Growth & Income | Class A | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	5.49%
ALPS Asset Allocation Growth & Income | Class A | Vanguard® Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.19%
ALPS Asset Allocation Growth & Income | Class A | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS Asset Allocation Growth & Income | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.67%
ALPS Asset Allocation Growth & Income | Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	89.06%
ALPS Asset Allocation Growth & Income | Class C | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	53.18%
ALPS Asset Allocation Growth & Income | Class C | International Equity
Holdings [Line Items]
Percent of Net Asset Value	17.64%
ALPS Asset Allocation Growth & Income | Class C | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.82%
ALPS Asset Allocation Growth & Income | Class C | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Class C | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.55%
ALPS Asset Allocation Growth & Income | Class C | ALPS Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	17.08%
ALPS Asset Allocation Growth & Income | Class C | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Class C | iShares® Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.73%
ALPS Asset Allocation Growth & Income | Class C | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.77%
ALPS Asset Allocation Growth & Income | Class C | iShares® Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Asset Allocation Growth & Income | Class C | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS Asset Allocation Growth & Income | Class C | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	5.49%
ALPS Asset Allocation Growth & Income | Class C | Vanguard® Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.19%
ALPS Asset Allocation Growth & Income | Class C | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS Asset Allocation Growth & Income | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.67%
ALPS Asset Allocation Growth & Income | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	89.06%
ALPS Asset Allocation Growth & Income | Class I | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	53.18%
ALPS Asset Allocation Growth & Income | Class I | International Equity
Holdings [Line Items]
Percent of Net Asset Value	17.64%
ALPS Asset Allocation Growth & Income | Class I | Traditional Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.82%
ALPS Asset Allocation Growth & Income | Class I | Alternative Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Class I | ALPS Active Equity Opportunity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.55%
ALPS Asset Allocation Growth & Income | Class I | ALPS Dynamic US Dividend Advantage ETF
Holdings [Line Items]
Percent of Net Asset Value	17.08%
ALPS Asset Allocation Growth & Income | Class I | Riverfront Strategic Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.69%
ALPS Asset Allocation Growth & Income | Class I | iShares® Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.73%
ALPS Asset Allocation Growth & Income | Class I | Vanguard® Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.77%
ALPS Asset Allocation Growth & Income | Class I | iShares® Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.83%
ALPS Asset Allocation Growth & Income | Class I | ALPS Electrification Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS Asset Allocation Growth & Income | Class I | ALPS International Sector Dividend Dogs ETF
Holdings [Line Items]
Percent of Net Asset Value	5.49%
ALPS Asset Allocation Growth & Income | Class I | Vanguard® Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.19%
ALPS Asset Allocation Growth & Income | Class I | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.71%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	6.45%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	3.97%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.54%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Software
Holdings [Line Items]
Percent of Net Asset Value	3.32%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Internet
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.97%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.41%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Food
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	11.27%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	23.79%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	79.49%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.74%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U.S. Treasury Note 3.5% 01/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.22%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Short Duration Bond Fund | Investor Shares | U.S. Treasury Note 3.5% 10/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028
Holdings [Line Items]
Percent of Net Asset Value	1.61%
ALPS | Smith Short Duration Bond Fund | Investor Shares | UBS Group AG 1Y US TI + 1.60% 12/22/2027
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Investor Shares | L3Harris Technologies, Inc. 5.4% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.03%
ALPS | Smith Short Duration Bond Fund | Investor Shares | Hyundai Capital America 4.25% 01/08/2029
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Short Duration Bond Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Class A | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Class A | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.71%
ALPS | Smith Short Duration Bond Fund | Class A | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	6.45%
ALPS | Smith Short Duration Bond Fund | Class A | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS | Smith Short Duration Bond Fund | Class A | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ALPS | Smith Short Duration Bond Fund | Class A | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	3.97%
ALPS | Smith Short Duration Bond Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS | Smith Short Duration Bond Fund | Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.54%
ALPS | Smith Short Duration Bond Fund | Class A | Software
Holdings [Line Items]
Percent of Net Asset Value	3.32%
ALPS | Smith Short Duration Bond Fund | Class A | Internet
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Short Duration Bond Fund | Class A | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Short Duration Bond Fund | Class A | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.97%
ALPS | Smith Short Duration Bond Fund | Class A | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Smith Short Duration Bond Fund | Class A | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Class A | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.41%
ALPS | Smith Short Duration Bond Fund | Class A | Food
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Short Duration Bond Fund | Class A | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS | Smith Short Duration Bond Fund | Class A | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Short Duration Bond Fund | Class A | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Class A | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class A | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	11.27%
ALPS | Smith Short Duration Bond Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Smith Short Duration Bond Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	23.79%
ALPS | Smith Short Duration Bond Fund | Class A | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	79.49%
ALPS | Smith Short Duration Bond Fund | Class A | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Class A | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.74%
ALPS | Smith Short Duration Bond Fund | Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
ALPS | Smith Short Duration Bond Fund | Class A | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Short Duration Bond Fund | Class A | U.S. Treasury Note 3.5% 01/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.22%
ALPS | Smith Short Duration Bond Fund | Class A | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Short Duration Bond Fund | Class A | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Short Duration Bond Fund | Class A | U.S. Treasury Note 3.5% 10/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Short Duration Bond Fund | Class A | Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028
Holdings [Line Items]
Percent of Net Asset Value	1.61%
ALPS | Smith Short Duration Bond Fund | Class A | UBS Group AG 1Y US TI + 1.60% 12/22/2027
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class A | L3Harris Technologies, Inc. 5.4% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Class A | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.03%
ALPS | Smith Short Duration Bond Fund | Class A | Hyundai Capital America 4.25% 01/08/2029
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Short Duration Bond Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Class C | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Class C | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.71%
ALPS | Smith Short Duration Bond Fund | Class C | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	6.45%
ALPS | Smith Short Duration Bond Fund | Class C | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS | Smith Short Duration Bond Fund | Class C | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ALPS | Smith Short Duration Bond Fund | Class C | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	3.97%
ALPS | Smith Short Duration Bond Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS | Smith Short Duration Bond Fund | Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.54%
ALPS | Smith Short Duration Bond Fund | Class C | Software
Holdings [Line Items]
Percent of Net Asset Value	3.32%
ALPS | Smith Short Duration Bond Fund | Class C | Internet
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Short Duration Bond Fund | Class C | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Short Duration Bond Fund | Class C | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.97%
ALPS | Smith Short Duration Bond Fund | Class C | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Smith Short Duration Bond Fund | Class C | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Class C | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.41%
ALPS | Smith Short Duration Bond Fund | Class C | Food
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Short Duration Bond Fund | Class C | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS | Smith Short Duration Bond Fund | Class C | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Short Duration Bond Fund | Class C | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Class C | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class C | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	11.27%
ALPS | Smith Short Duration Bond Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Smith Short Duration Bond Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	23.79%
ALPS | Smith Short Duration Bond Fund | Class C | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	79.49%
ALPS | Smith Short Duration Bond Fund | Class C | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Class C | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.74%
ALPS | Smith Short Duration Bond Fund | Class C | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
ALPS | Smith Short Duration Bond Fund | Class C | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Short Duration Bond Fund | Class C | U.S. Treasury Note 3.5% 01/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.22%
ALPS | Smith Short Duration Bond Fund | Class C | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Short Duration Bond Fund | Class C | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Short Duration Bond Fund | Class C | U.S. Treasury Note 3.5% 10/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Short Duration Bond Fund | Class C | Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028
Holdings [Line Items]
Percent of Net Asset Value	1.61%
ALPS | Smith Short Duration Bond Fund | Class C | UBS Group AG 1Y US TI + 1.60% 12/22/2027
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class C | L3Harris Technologies, Inc. 5.4% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Class C | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.03%
ALPS | Smith Short Duration Bond Fund | Class C | Hyundai Capital America 4.25% 01/08/2029
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Short Duration Bond Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Class I | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Class I | Banks
Holdings [Line Items]
Percent of Net Asset Value	17.71%
ALPS | Smith Short Duration Bond Fund | Class I | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	6.45%
ALPS | Smith Short Duration Bond Fund | Class I | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	5.65%
ALPS | Smith Short Duration Bond Fund | Class I | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ALPS | Smith Short Duration Bond Fund | Class I | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	3.97%
ALPS | Smith Short Duration Bond Fund | Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ALPS | Smith Short Duration Bond Fund | Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.54%
ALPS | Smith Short Duration Bond Fund | Class I | Software
Holdings [Line Items]
Percent of Net Asset Value	3.32%
ALPS | Smith Short Duration Bond Fund | Class I | Internet
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Short Duration Bond Fund | Class I | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Short Duration Bond Fund | Class I | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.97%
ALPS | Smith Short Duration Bond Fund | Class I | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS | Smith Short Duration Bond Fund | Class I | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.48%
ALPS | Smith Short Duration Bond Fund | Class I | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	1.41%
ALPS | Smith Short Duration Bond Fund | Class I | Food
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Short Duration Bond Fund | Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Short Duration Bond Fund | Class I | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS | Smith Short Duration Bond Fund | Class I | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Short Duration Bond Fund | Class I | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.14%
ALPS | Smith Short Duration Bond Fund | Class I | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class I | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	11.27%
ALPS | Smith Short Duration Bond Fund | Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | Smith Short Duration Bond Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.44%
ALPS | Smith Short Duration Bond Fund | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	23.79%
ALPS | Smith Short Duration Bond Fund | Class I | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	79.49%
ALPS | Smith Short Duration Bond Fund | Class I | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	18.95%
ALPS | Smith Short Duration Bond Fund | Class I | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.74%
ALPS | Smith Short Duration Bond Fund | Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
ALPS | Smith Short Duration Bond Fund | Class I | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Short Duration Bond Fund | Class I | U.S. Treasury Note 3.5% 01/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.22%
ALPS | Smith Short Duration Bond Fund | Class I | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Short Duration Bond Fund | Class I | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Short Duration Bond Fund | Class I | U.S. Treasury Note 3.5% 10/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Short Duration Bond Fund | Class I | Wells Fargo & Co. 1D US SOFR + 1.07% 04/22/2028
Holdings [Line Items]
Percent of Net Asset Value	1.61%
ALPS | Smith Short Duration Bond Fund | Class I | UBS Group AG 1Y US TI + 1.60% 12/22/2027
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | Smith Short Duration Bond Fund | Class I | L3Harris Technologies, Inc. 5.4% 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | Smith Short Duration Bond Fund | Class I | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.03%
ALPS | Smith Short Duration Bond Fund | Class I | Hyundai Capital America 4.25% 01/08/2029
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ALPS | Smith Total Return Bond Fund | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Investor Shares | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	28.87%
ALPS | Smith Total Return Bond Fund | Investor Shares | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.15%
ALPS | Smith Total Return Bond Fund | Investor Shares | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Smith Total Return Bond Fund | Investor Shares | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Total Return Bond Fund | Investor Shares | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Investor Shares | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Total Return Bond Fund | Investor Shares | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.72%
ALPS | Smith Total Return Bond Fund | Investor Shares | Software
Holdings [Line Items]
Percent of Net Asset Value	3.13%
ALPS | Smith Total Return Bond Fund | Investor Shares | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS | Smith Total Return Bond Fund | Investor Shares | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Total Return Bond Fund | Investor Shares | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Total Return Bond Fund | Investor Shares | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Total Return Bond Fund | Investor Shares | Food
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Total Return Bond Fund | Investor Shares | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Total Return Bond Fund | Investor Shares | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Total Return Bond Fund | Investor Shares | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.65%
ALPS | Smith Total Return Bond Fund | Investor Shares | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	19.31%
ALPS | Smith Total Return Bond Fund | Investor Shares | Media
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Total Return Bond Fund | Investor Shares | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.18%
ALPS | Smith Total Return Bond Fund | Investor Shares | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
ALPS | Smith Total Return Bond Fund | Investor Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Investor Shares | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Investor Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	26.89%
ALPS | Smith Total Return Bond Fund | Investor Shares | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	45.70%
ALPS | Smith Total Return Bond Fund | Investor Shares | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	28.49%
ALPS | Smith Total Return Bond Fund | Investor Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Total Return Bond Fund | Investor Shares | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Total Return Bond Fund | Investor Shares | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.94%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Bond 4.625% 11/15/2045
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Bond 4.625% 11/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Bond 4.875% 08/15/2045
Holdings [Line Items]
Percent of Net Asset Value	2.78%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.59%
ALPS | Smith Total Return Bond Fund | Investor Shares | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS | Smith Total Return Bond Fund | Investor Shares | Boeing Co. 7.008% 05/01/2064
Holdings [Line Items]
Percent of Net Asset Value	0.92%
ALPS | Smith Total Return Bond Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Class A | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	28.87%
ALPS | Smith Total Return Bond Fund | Class A | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.15%
ALPS | Smith Total Return Bond Fund | Class A | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Smith Total Return Bond Fund | Class A | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Total Return Bond Fund | Class A | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Class A | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Total Return Bond Fund | Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.72%
ALPS | Smith Total Return Bond Fund | Class A | Software
Holdings [Line Items]
Percent of Net Asset Value	3.13%
ALPS | Smith Total Return Bond Fund | Class A | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS | Smith Total Return Bond Fund | Class A | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Total Return Bond Fund | Class A | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Total Return Bond Fund | Class A | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Total Return Bond Fund | Class A | Food
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Total Return Bond Fund | Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Total Return Bond Fund | Class A | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Total Return Bond Fund | Class A | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.65%
ALPS | Smith Total Return Bond Fund | Class A | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	19.31%
ALPS | Smith Total Return Bond Fund | Class A | Media
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Total Return Bond Fund | Class A | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.18%
ALPS | Smith Total Return Bond Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
ALPS | Smith Total Return Bond Fund | Class A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	26.89%
ALPS | Smith Total Return Bond Fund | Class A | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	45.70%
ALPS | Smith Total Return Bond Fund | Class A | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	28.49%
ALPS | Smith Total Return Bond Fund | Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Total Return Bond Fund | Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Total Return Bond Fund | Class A | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.94%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Bond 4.625% 11/15/2045
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Bond 4.625% 11/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Bond 4.875% 08/15/2045
Holdings [Line Items]
Percent of Net Asset Value	2.78%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.59%
ALPS | Smith Total Return Bond Fund | Class A | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS | Smith Total Return Bond Fund | Class A | Boeing Co. 7.008% 05/01/2064
Holdings [Line Items]
Percent of Net Asset Value	0.92%
ALPS | Smith Total Return Bond Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Class C | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	28.87%
ALPS | Smith Total Return Bond Fund | Class C | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.15%
ALPS | Smith Total Return Bond Fund | Class C | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Smith Total Return Bond Fund | Class C | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Total Return Bond Fund | Class C | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Class C | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Total Return Bond Fund | Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.72%
ALPS | Smith Total Return Bond Fund | Class C | Software
Holdings [Line Items]
Percent of Net Asset Value	3.13%
ALPS | Smith Total Return Bond Fund | Class C | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS | Smith Total Return Bond Fund | Class C | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Total Return Bond Fund | Class C | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Total Return Bond Fund | Class C | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Total Return Bond Fund | Class C | Food
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Total Return Bond Fund | Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Total Return Bond Fund | Class C | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Total Return Bond Fund | Class C | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.65%
ALPS | Smith Total Return Bond Fund | Class C | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	19.31%
ALPS | Smith Total Return Bond Fund | Class C | Media
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Total Return Bond Fund | Class C | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.18%
ALPS | Smith Total Return Bond Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
ALPS | Smith Total Return Bond Fund | Class C | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	26.89%
ALPS | Smith Total Return Bond Fund | Class C | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	45.70%
ALPS | Smith Total Return Bond Fund | Class C | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	28.49%
ALPS | Smith Total Return Bond Fund | Class C | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Total Return Bond Fund | Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Total Return Bond Fund | Class C | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.94%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Bond 4.625% 11/15/2045
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Bond 4.625% 11/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Bond 4.875% 08/15/2045
Holdings [Line Items]
Percent of Net Asset Value	2.78%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.59%
ALPS | Smith Total Return Bond Fund | Class C | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS | Smith Total Return Bond Fund | Class C | Boeing Co. 7.008% 05/01/2064
Holdings [Line Items]
Percent of Net Asset Value	0.92%
ALPS | Smith Total Return Bond Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Class I | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	28.87%
ALPS | Smith Total Return Bond Fund | Class I | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.15%
ALPS | Smith Total Return Bond Fund | Class I | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Smith Total Return Bond Fund | Class I | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS | Smith Total Return Bond Fund | Class I | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS | Smith Total Return Bond Fund | Class I | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
ALPS | Smith Total Return Bond Fund | Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	1.72%
ALPS | Smith Total Return Bond Fund | Class I | Software
Holdings [Line Items]
Percent of Net Asset Value	3.13%
ALPS | Smith Total Return Bond Fund | Class I | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS | Smith Total Return Bond Fund | Class I | Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.53%
ALPS | Smith Total Return Bond Fund | Class I | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS | Smith Total Return Bond Fund | Class I | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Total Return Bond Fund | Class I | Food
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | Smith Total Return Bond Fund | Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Total Return Bond Fund | Class I | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.09%
ALPS | Smith Total Return Bond Fund | Class I | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.65%
ALPS | Smith Total Return Bond Fund | Class I | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	19.31%
ALPS | Smith Total Return Bond Fund | Class I | Media
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Total Return Bond Fund | Class I | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.18%
ALPS | Smith Total Return Bond Fund | Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%
ALPS | Smith Total Return Bond Fund | Class I | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.59%
ALPS | Smith Total Return Bond Fund | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	26.89%
ALPS | Smith Total Return Bond Fund | Class I | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	45.70%
ALPS | Smith Total Return Bond Fund | Class I | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	28.49%
ALPS | Smith Total Return Bond Fund | Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Note 3.375% 02/29/2028
Holdings [Line Items]
Percent of Net Asset Value	2.47%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Note 3.625% 08/31/2027
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Note 4.125% 10/31/2029
Holdings [Line Items]
Percent of Net Asset Value	3.22%
ALPS | Smith Total Return Bond Fund | Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Total Return Bond Fund | Class I | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.94%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Bond 4.625% 11/15/2045
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Bond 4.625% 11/15/2055
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Bond 4.875% 08/15/2045
Holdings [Line Items]
Percent of Net Asset Value	2.78%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Note 4.25% 01/31/2030
Holdings [Line Items]
Percent of Net Asset Value	2.59%
ALPS | Smith Total Return Bond Fund | Class I | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS | Smith Total Return Bond Fund | Class I | Boeing Co. 7.008% 05/01/2064
Holdings [Line Items]
Percent of Net Asset Value	0.92%
ALPS | Smith Credit Opportunities Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
ALPS | Smith Credit Opportunities Fund | Investor Class | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Investor Class | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.82%
ALPS | Smith Credit Opportunities Fund | Investor Class | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.13%
ALPS | Smith Credit Opportunities Fund | Investor Class | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Investor Class | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS | Smith Credit Opportunities Fund | Investor Class | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.69%
ALPS | Smith Credit Opportunities Fund | Investor Class | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ALPS | Smith Credit Opportunities Fund | Investor Class | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Credit Opportunities Fund | Investor Class | Software
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Credit Opportunities Fund | Investor Class | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Investor Class | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Credit Opportunities Fund | Investor Class | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Credit Opportunities Fund | Investor Class | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	7.12%
ALPS | Smith Credit Opportunities Fund | Investor Class | Food
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Investor Class | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
ALPS | Smith Credit Opportunities Fund | Investor Class | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.54%
ALPS | Smith Credit Opportunities Fund | Investor Class | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund | Investor Class | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.24%
ALPS | Smith Credit Opportunities Fund | Investor Class | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.59%
ALPS | Smith Credit Opportunities Fund | Investor Class | Media
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS | Smith Credit Opportunities Fund | Investor Class | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund | Investor Class | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Credit Opportunities Fund | Investor Class | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Investor Class | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Investor Class | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Investor Class | Cosmetics Personal Care
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Investor Class | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ALPS | Smith Credit Opportunities Fund | Investor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
ALPS | Smith Credit Opportunities Fund | Investor Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Credit Opportunities Fund | Investor Class | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Credit Opportunities Fund | Investor Class | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Investor Class | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.19%
ALPS | Smith Credit Opportunities Fund | Investor Class | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	70.28%
ALPS | Smith Credit Opportunities Fund | Investor Class | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	8.13%
ALPS | Smith Credit Opportunities Fund | Investor Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
ALPS | Smith Credit Opportunities Fund | Investor Class | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Investor Class | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Investor Class | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Investor Class | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Credit Opportunities Fund | Investor Class | U.S. Treasury Note 3.875% 03/31/2028
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS | Smith Credit Opportunities Fund | Investor Class | First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund | Investor Class | Kennedy-Wilson, Inc. 4.75% 02/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.46%
ALPS | Smith Credit Opportunities Fund | Investor Class | Macy's Retail Holdings LLC 6.125% 03/15/2032
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Investor Class | UBS Group AG 7.125% 12/31/9999
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund | Investor Class | Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund | Investor Class | Occidental Petroleum Corp. 7.875% 09/15/2031
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund | Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
ALPS | Smith Credit Opportunities Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Class A | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.82%
ALPS | Smith Credit Opportunities Fund | Class A | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.13%
ALPS | Smith Credit Opportunities Fund | Class A | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class A | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS | Smith Credit Opportunities Fund | Class A | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.69%
ALPS | Smith Credit Opportunities Fund | Class A | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ALPS | Smith Credit Opportunities Fund | Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Credit Opportunities Fund | Class A | Software
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Credit Opportunities Fund | Class A | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Class A | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Credit Opportunities Fund | Class A | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Credit Opportunities Fund | Class A | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	7.12%
ALPS | Smith Credit Opportunities Fund | Class A | Food
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
ALPS | Smith Credit Opportunities Fund | Class A | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.54%
ALPS | Smith Credit Opportunities Fund | Class A | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund | Class A | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.24%
ALPS | Smith Credit Opportunities Fund | Class A | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.59%
ALPS | Smith Credit Opportunities Fund | Class A | Media
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS | Smith Credit Opportunities Fund | Class A | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund | Class A | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Credit Opportunities Fund | Class A | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Class A | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Class A | Cosmetics Personal Care
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class A | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ALPS | Smith Credit Opportunities Fund | Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
ALPS | Smith Credit Opportunities Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Credit Opportunities Fund | Class A | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Credit Opportunities Fund | Class A | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Class A | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.19%
ALPS | Smith Credit Opportunities Fund | Class A | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	70.28%
ALPS | Smith Credit Opportunities Fund | Class A | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	8.13%
ALPS | Smith Credit Opportunities Fund | Class A | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
ALPS | Smith Credit Opportunities Fund | Class A | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class A | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class A | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Class A | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Credit Opportunities Fund | Class A | U.S. Treasury Note 3.875% 03/31/2028
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS | Smith Credit Opportunities Fund | Class A | First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund | Class A | Kennedy-Wilson, Inc. 4.75% 02/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.46%
ALPS | Smith Credit Opportunities Fund | Class A | Macy's Retail Holdings LLC 6.125% 03/15/2032
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class A | UBS Group AG 7.125% 12/31/9999
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund | Class A | Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund | Class A | Occidental Petroleum Corp. 7.875% 09/15/2031
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund | Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
ALPS | Smith Credit Opportunities Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Class C | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.82%
ALPS | Smith Credit Opportunities Fund | Class C | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.13%
ALPS | Smith Credit Opportunities Fund | Class C | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class C | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS | Smith Credit Opportunities Fund | Class C | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.69%
ALPS | Smith Credit Opportunities Fund | Class C | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ALPS | Smith Credit Opportunities Fund | Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Credit Opportunities Fund | Class C | Software
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Credit Opportunities Fund | Class C | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Class C | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Credit Opportunities Fund | Class C | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Credit Opportunities Fund | Class C | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	7.12%
ALPS | Smith Credit Opportunities Fund | Class C | Food
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
ALPS | Smith Credit Opportunities Fund | Class C | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.54%
ALPS | Smith Credit Opportunities Fund | Class C | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund | Class C | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.24%
ALPS | Smith Credit Opportunities Fund | Class C | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.59%
ALPS | Smith Credit Opportunities Fund | Class C | Media
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS | Smith Credit Opportunities Fund | Class C | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund | Class C | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Credit Opportunities Fund | Class C | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Class C | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Class C | Cosmetics Personal Care
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class C | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ALPS | Smith Credit Opportunities Fund | Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
ALPS | Smith Credit Opportunities Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Credit Opportunities Fund | Class C | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Credit Opportunities Fund | Class C | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Class C | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.19%
ALPS | Smith Credit Opportunities Fund | Class C | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	70.28%
ALPS | Smith Credit Opportunities Fund | Class C | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	8.13%
ALPS | Smith Credit Opportunities Fund | Class C | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
ALPS | Smith Credit Opportunities Fund | Class C | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class C | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class C | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Class C | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Credit Opportunities Fund | Class C | U.S. Treasury Note 3.875% 03/31/2028
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS | Smith Credit Opportunities Fund | Class C | First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund | Class C | Kennedy-Wilson, Inc. 4.75% 02/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.46%
ALPS | Smith Credit Opportunities Fund | Class C | Macy's Retail Holdings LLC 6.125% 03/15/2032
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class C | UBS Group AG 7.125% 12/31/9999
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund | Class C | Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund | Class C | Occidental Petroleum Corp. 7.875% 09/15/2031
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund | Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
ALPS | Smith Credit Opportunities Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Class I | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	8.82%
ALPS | Smith Credit Opportunities Fund | Class I | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.13%
ALPS | Smith Credit Opportunities Fund | Class I | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class I | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS | Smith Credit Opportunities Fund | Class I | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.69%
ALPS | Smith Credit Opportunities Fund | Class I | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ALPS | Smith Credit Opportunities Fund | Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.03%
ALPS | Smith Credit Opportunities Fund | Class I | Software
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS | Smith Credit Opportunities Fund | Class I | Internet
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Class I | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | Smith Credit Opportunities Fund | Class I | Airlines
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS | Smith Credit Opportunities Fund | Class I | Oil&Gas
Holdings [Line Items]
Percent of Net Asset Value	7.12%
ALPS | Smith Credit Opportunities Fund | Class I | Food
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
ALPS | Smith Credit Opportunities Fund | Class I | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.54%
ALPS | Smith Credit Opportunities Fund | Class I | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS | Smith Credit Opportunities Fund | Class I | Other Industries (each less than 1%)
Holdings [Line Items]
Percent of Net Asset Value	8.24%
ALPS | Smith Credit Opportunities Fund | Class I | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.59%
ALPS | Smith Credit Opportunities Fund | Class I | Media
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS | Smith Credit Opportunities Fund | Class I | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS | Smith Credit Opportunities Fund | Class I | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.17%
ALPS | Smith Credit Opportunities Fund | Class I | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
ALPS | Smith Credit Opportunities Fund | Class I | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	1.52%
ALPS | Smith Credit Opportunities Fund | Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.47%
ALPS | Smith Credit Opportunities Fund | Class I | Cosmetics Personal Care
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class I | Advertising [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ALPS | Smith Credit Opportunities Fund | Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
ALPS | Smith Credit Opportunities Fund | Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ALPS | Smith Credit Opportunities Fund | Class I | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
ALPS | Smith Credit Opportunities Fund | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.42%
ALPS | Smith Credit Opportunities Fund | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	15.19%
ALPS | Smith Credit Opportunities Fund | Class I | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	70.28%
ALPS | Smith Credit Opportunities Fund | Class I | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	8.13%
ALPS | Smith Credit Opportunities Fund | Class I | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
ALPS | Smith Credit Opportunities Fund | Class I | Kohl's Corp. 10% 06/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
ALPS | Smith Credit Opportunities Fund | Class I | U.S. Treasury Bond 4.75% 08/15/2055
Holdings [Line Items]
Percent of Net Asset Value	1.34%
ALPS | Smith Credit Opportunities Fund | Class I | U.S. Treasury Note 4.125% 02/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS | Smith Credit Opportunities Fund | Class I | U.S. Treasury Note 3.875% 03/31/2028
Holdings [Line Items]
Percent of Net Asset Value	1.99%
ALPS | Smith Credit Opportunities Fund | Class I | First Citizens BancShares, Inc. 5Y US TI + 1.97% 03/12/2040
Holdings [Line Items]
Percent of Net Asset Value	1.56%
ALPS | Smith Credit Opportunities Fund | Class I | Kennedy-Wilson, Inc. 4.75% 02/01/2030
Holdings [Line Items]
Percent of Net Asset Value	1.46%
ALPS | Smith Credit Opportunities Fund | Class I | Macy's Retail Holdings LLC 6.125% 03/15/2032
Holdings [Line Items]
Percent of Net Asset Value	1.33%
ALPS | Smith Credit Opportunities Fund | Class I | UBS Group AG 7.125% 12/31/9999
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS | Smith Credit Opportunities Fund | Class I | Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/01/2028
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Credit Opportunities Fund | Class I | Occidental Petroleum Corp. 7.875% 09/15/2031
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | CoreCommodity Natural Resources ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.01%
ALPS | CoreCommodity Natural Resources ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.94%
ALPS | CoreCommodity Natural Resources ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	42.75%
ALPS | CoreCommodity Natural Resources ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	32.49%
ALPS | CoreCommodity Natural Resources ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.61%
ALPS | CoreCommodity Natural Resources ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
ALPS | CoreCommodity Natural Resources ETF | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.81%
ALPS | CoreCommodity Natural Resources ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.28%
ALPS | CoreCommodity Natural Resources ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.62%
ALPS | CoreCommodity Natural Resources ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	11.37%
ALPS | CoreCommodity Natural Resources ETF | Nutrien, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS | CoreCommodity Natural Resources ETF | Equinor ASA
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS | CoreCommodity Natural Resources ETF | Eni SpA
Holdings [Line Items]
Percent of Net Asset Value	1.16%
ALPS | CoreCommodity Natural Resources ETF | Kubota Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.15%
ALPS | CoreCommodity Natural Resources ETF | Inpex Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS | CoreCommodity Natural Resources ETF | Boliden AB
Holdings [Line Items]
Percent of Net Asset Value	1.08%
ALPS | CoreCommodity Natural Resources ETF | BHP Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.04%
ALPS | CoreCommodity Natural Resources ETF | SM Energy Co.
Holdings [Line Items]
Percent of Net Asset Value	1.02%
ALPS | CoreCommodity Natural Resources ETF | Yara International ASA
Holdings [Line Items]
Percent of Net Asset Value	0.95%
ALPS | CoreCommodity Natural Resources ETF | Patterson-UTI Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.95%